Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Nov. 01, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Aug. 31, 2017
Pacer Trendpilot™ US Large Cap ETF | Pacer Trendpilot US Large Cap ETF
Prospectus:
Trading Symbol	PTLC
Pacer Trendpilot™ US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF
Prospectus:
Trading Symbol	PTMC
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF
Prospectus:
Trading Symbol	PEXL
Pacer International Export Leaders ETF | Pacer International Export Leaders ETF
Prospectus:
Trading Symbol	PIEL